Vert Global Sustainable Real Estate Fund
Schedule of Investments
September 30, 2020 (Unaudited)
	Number of
	Shares	Value
REITS - 99.1%
Diversified REITs - 11.8%
Activia Properties, Inc. (c)	61	$232,315
American Assets Trust, Inc.	4,376	105,418
Charter Hall Long Wale REIT (c)	40,020	144,706
Cofinimmo SA (c)	2,067	310,817
Covivio (c)	4,735	332,488
Empire State Realty Trust, Inc.	13,364	81,788
Gecina SA (c)	4,322	569,754
Goodman Property Trust (c)	99,251	154,781
GPT Group (c)	176,587	496,774
Growthpoint Properties Ltd. (c)	271,581	236,864
Hulic Reit, Inc. (c)	102	135,183
ICADE (c)	2,575	144,279
Kenedix Office Investment Corp. (c)	38	227,949
Land Securities Group PLC (c)	65,189	438,878
LondonMetric Property PLC (c)	76,785	219,619
Merlin Properties Socimi SA (c)	40,451	337,407
Mirvac Group (c)	354,360	555,494
Morguard Real Estate Investment Trust (a)	2,403	7,688
NIPPON REIT Investment Corp. (c)	39	132,601
Nomura Real Estate Master Fund, Inc. (c)	389	487,328
Premier Investment Corp. (c)	109	126,884
Redefine Properties Ltd. (c)	417,094	59,924
Schroder Real Estate Investment Trust Ltd. (c)	73,103	30,483
Sekisui House Reit, Inc. (c)	343	253,173
Stockland (c)	213,423	583,034
Tokyu REIT, Inc. (c)	65	90,924
United Urban Investment Corp. (c)	257	285,979
Washington Real Estate Investment Trust	6,775	136,381
		6,918,913
Health Care REITs - 8.0%
Healthpeak Properties, Inc.	48,361	1,313,001
Ventas, Inc.	33,453	1,403,688
Welltower, Inc.	36,692	2,021,362
		4,738,051
Hotel & Resort REITs - 1.5%
DiamondRock Hospitality Co.	14,158	71,781
Hersha Hospitality Trust	3,477	19,263
Host Hotels & Resorts, Inc.	61,198	660,326
Pebblebrook Hotel Trust	11,241	140,850
		892,220
Industrial REITs - 18.0%
Americold Realty Trust	17,848	638,066
Duke Realty Corp.	26,699	985,193
Frasers Logistics & Industrial Trust (c)	162,500	166,385
Goodman Group (c)	151,894	1,966,638
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	6,135	259,327
Industrial & Infrastructure Fund Investment Corp. (c)	137	234,779
Japan Logistics Fund, Inc.	65	186,376
LaSalle Logiport REIT (c)	102	170,803
Mitsubishi Estate Logistics REIT Investment Corp. (c)	27	111,374
Nippon Prologis REIT, Inc. (c)	182	613,753
PLA Administradora Industrial S de RL de CV (c)	67,841	94,284
Prologis, Inc.	70,529	2,983,299
Rexford Industrial Realty, Inc.	10,508	480,846
Segro PLC (c)	111,811	1,343,701
STAG Industrial, Inc.	12,468	380,149
		10,614,973
Office REITs - 14.7%
Alexandria Real Estate Equities, Inc.	11,090	1,774,400
Allied Properties Real Estate Investment Trust (c)	4,912	132,248
Alstria Office REIT-AG (a)(c)	13,615	189,321
Befimmo SA (c)	1,944	86,901
Boston Properties, Inc.	12,727	1,021,978
Brandywine Realty Trust	15,293	158,130
CapitaLand Commercial Trust (c)	142,100	172,303
Columbia Property Trust, Inc.	10,222	111,522
Corporate Office Properties Trust	9,112	216,137
Cousins Properties, Inc.	12,968	370,755
Derwent London PLC (c)	9,412	311,627
Dexus (c)	97,360	623,583
Dream Office Real Estate Investment Trust (a)	3,500	47,708
Equity Commonwealth	8,085	215,303
Franklin Street Properties Corp.	9,360	34,258
Great Portland Estates PLC (c)	19,732	152,266
Hibernia REIT Plc (c)	47,986	56,050
Hudson Pacific Properties, Inc.	13,126	287,853
Japan Excellent, Inc. (c)	94	109,697
Japan Prime Realty Investment Corp. (c)	69	214,081
JBG SMITH Properties	10,477	280,155
Keppel REIT (c)	91,800	72,429
Kilroy Realty Corp.	8,630	448,415
Manulife US Real Estate Investment Trust (c)	90,709	67,491
McKay Securities PLC (c)	283	696
MCUBS MidCity Investment Corp. (c)	145	111,959
Mori Hills REIT Investment Corp. (c)	131	170,510
Paramount Group, Inc.	16,324	115,574
Piedmont Office Realty Trust, Inc.	10,406	141,209
Precinct Properties New Zealand Ltd. (c)	92,220	103,371
SL Green Realty Corp.	6,324	293,244
Vornado Realty Trust	13,700	461,827
Workspace Group PLC (c)	12,797	88,787
		8,641,788
Residential REITs - 16.0%
Advance Residence Investment Corp. (c)	120	353,497
AvalonBay Communities, Inc.	12,291	1,835,538
Comforia Residential REIT, Inc.	58	169,080
Equity LifeStyle Properties, Inc.	15,135	927,776
Equity Residential	33,241	1,706,261
Essex Property Trust, Inc.	5,870	1,178,637
Kenedix Residential Next Investment Corp. (c)	72	127,314
Killam Apartment Real Estate Investment Trust (a)	5,100	66,491
Mid-America Apartment Communities, Inc.	10,152	1,177,124
NexPoint Residential Trust, Inc.	2,024	89,764
Nippon Accommodations Fund, Inc. (c)	36	207,780
Sun Communities, Inc.	8,487	1,193,357
UMH Properties, Inc.	3,072	41,595
UNITE Group PLC (c)	29,599	320,046
		9,394,260
Retail REITs - 12.6%
Alexander's, Inc.	254	62,286
Altarea SCA (c)	253	34,407
British Land Company PLC (c)	78,795	343,501
CapitaLand Mall Trust (c)	188,100	267,714
Charter Hall Retail REIT (c)	42,262	102,294
Eurocommercial Properties NV (c)	4,143	47,989
Federal Realty Investment Trust	6,435	472,587
Hammerson PLC (c)	307,600	64,766
Japan Retail Fund Investment Corp. (c)	221	341,892
Kenedix Retail REIT Corp. (c)	44	88,802
Kimco Realty Corp.	37,655	423,995
Kiwi Property Group Ltd. (c)	125,134	88,154
Klepierre SA (c)	16,825	235,517
Link REIT (c)	178,962	1,466,484
Macerich Co.	7,801	52,969
Mercialys SA (c)	4,269	23,508
Regency Centers Corp.	14,405	547,678
Shaftesbury PLC (c)	13,969	89,559
Simon Property Group, Inc.	27,303	1,765,958
Unibail-Rodamco-Westfield (c)	21,790	493,988
Vastned Retail Belgium NV (c)	234	5,624
Vastned Retail NV	1,661	44,386
Vicinity Centres (c)	331,909	331,446
Wereldhave Belgium Comm VA (c)	127	6,477
Wereldhave NV (c)	2,408	21,954
		7,423,935
Specialized REITs - 16.5%
American Tower Corp.	11,722	2,833,559
Big Yellow Group PLC (c)	14,438	193,532
Digital Realty Trust, Inc.	19,275	2,828,799
Equinix, Inc.	3,743	2,845,167
Iron Mountain, Inc.	24,683	661,257
QTS Realty Trust, Inc.	5,370	338,417
		9,700,731
TOTAL REITS (Cost $63,911,888)		58,324,871

SHORT-TERM INVESTMENT - 0.9%
MONEY MARKET FUND - 0.9%
STIT - Government & Agency Portfolio 0.02% (b)	495,997	495,997
TOTAL SHORT-TERM INVESTMENT (Cost $495,997)		495,997
TOTAL INVESTMENTS (Cost $64,407,885) - 100.0%		58,820,868
Other Assets in Excess of Liabilities - 0.0%		16,206
TOTAL NET ASSETS - 100.00%		$58,837,074

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security
(b)	The rate shown represents the fund's 7-day yield as of September 30, 2020.
(c)	U.S. traded security of a foreign issuer or corporation.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").
GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank
Global Fund Services.

Country Allocation of Portfolio Assets*
United States	65.3%
Japan	8.8%
Australia	8.3%
United Kingdom	6.1%
France	3.1%
Hong Kong	2.5%
Singapore	1.3%
Belgium	0.7%
New Zealand	0.6%
Spain	0.6%
Canada	0.4%
South Africa	0.4%
Germany	0.3%
Mexico	0.3%
Netherlands	0.2%
Ireland	0.1%
Guernsey	0.1%
Short-Term Investments and Other	0.9%

* Percentages represent market value as a percentage of net assets.

Summary of Fair Value Measurements at September 30, 2020 (Unaudited)
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted, quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.
Level 2 -	Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and signifcant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).
Level 3 -	Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund's securities as of September 30, 2020:

	Level 1	Level 2	Level 3	Total
REITs
Diversified REITs	$331,275	$6,587,638	$-	$6,918,913
Health Care REITs	4,738,051	-	-	4,738,051
Hotel & Resort REITs	892,220	-	-	892,220
Industrial REITs	5,821,164	4,793,809	-	10,614,973
Office REITs	6,300,733	2,341,055	-	8,641,788
Residential REITs	8,216,542	1,177,718	-	9,394,260
Retail REITs	3,337,574	4,086,361	-	7,423,935
Specialized REITs	9,507,199	193,532	-	9,700,731
Total REITs	39,144,758	19,180,113	-	58,324,871
Short-Term Investments	495,997	-	-	495,997
Total Investments in Securities	$39,640,755	$19,180,113	$-	$58,820,868